CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Changes in net gains (losses) on derivatives designated as cash flow hedges, tax provision	$ 8
Derivative settlement (gains) losses reclassified into earnings, tax benefit	126
Changes in net gains on derivatives designated as other hedges, tax provision	$ 39